Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES	$ 126,836	$ 2,020,971
COST OF REVENUES	2,266	2,446,756
GROSS PROFIT (LOSS)	124,570	(425,785)
OPERATING EXPENSES:
Selling, general and administrative	471,588	2,033,861
Salaries, wages and payroll taxes	824,630	2,630,225
Professional fees	516,756	3,109,717
Depreciation and amortization	128,489	523,147
Bad debt expense	59,817	5,248,218
Impairment expense	0	6,948,350
Gain on forgiveness of payables	0	0
TOTAL OPERATING EXPENSES	2,001,280	20,493,518
OPERATING LOSS	(1,876,710)	(20,919,303)
OTHER INCOME (EXPENSE):
Interest expense	(628,104)	(642,506)
Loss on deconsolidation	0	(1,642,146)
Change in fair market of derivative liabilities	(60,291)	167,582
Loss on equity investment	(1,500,000)	(159,849)
Gain on the forgiveness of debt	161,045	1,484,799
Foreign currency exchange rate variance	(2,447)	(11,620)
Exceptional Costs Gain	12,648	0
TOTAL OTHER INCOME (EXPENSE)	(2,017,149)	(803,740)
Net loss	(3,893,859)	(21,723,043)
Net loss attributable to non-controlling interests	10,404	902,156
Net loss attributable to Darkpulse, Inc.	$ (3,883,455)	$ (20,820,887)
Net loss per share - basic	$ (0.00)	$ (0.00)
Net loss per share - diluted	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - basic	8,213,651,977	7,411,100,872
Weighted average common shares outstanding - diluted	8,213,651,977	7,411,100,872